As filed with the Securities and Exchange Commission on November 14, 2022

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Amendment No. 2 to

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22684

Daxor Corporation

(Exact name of registrant as specified in charter)

109 Meco Lane

Oak Ridge, Tennessee 37830

(Address of principal executive offices) (Zip code)

Michael Feldschuh

109 Meco Lane

Oak Ridge, Tennessee 37830

(Name and address of agent for service)

212-330-8500

Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2021

Date of reporting period: December 31, 2021

Explanatory Note

On February 28, 2022, the undersigned registrant filed its Certified Shareholder Report on Form N-CSR for the annual period ended December 31, 2021. The registrant previously amended the original Certified Shareholder Report on Form N-CSR on May 2, 2022. This amendment is being made solely to file the auditor’s consent to the incorporation by reference in the registrant’s Registration Statement on Form N-2 of the auditor’s report relating to the financial statements and financial highlights appearing in the Certified Shareholder Report on Form N-CSR.

This amendment does not reflect events occurring after the filing of the original Certified Shareholder Report on Form N-CSR for the annual period ended December 31, 2021, and, other than providing the above-referenced consent, does not modify or update the disclosures in the original Certified Shareholder Report on Form N-CSR in any way.

Item 13. Exhibits.

(a)	(1) Code of ethics, or amendments thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing of an exhibit. - Previously filed.

(2) A separate certification for each principal executive and principal financial officer pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002. - Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act. Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. – Previously filed.

(b)	Certifications pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002. - Furnished herewith.

(c)	Consent of Independent Registered Public Accounting Firm. - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAXOR CORPORATION
(Registrant)

By:	/s/ Michael Feldschuh
Michael Feldschuh
President and Chief Executive Officer
(Principal Executive Officer)

Date:	November 14, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Feldschuh
Michael Feldschuh, President and
Chief Executive Officer (Principal Executive Officer)
Date:	November 14, 2022

By:	/s/ Robert J. Michel
Robert J. Michel, Chief Financial Officer and
Chief Compliance Officer (Principal Financial Officer)
Date:	November 14, 2022